Note 5 - Property And Equipment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Construction in Progress, Gross	$ 84,000	$ 592,000
Proceeds from Sale of Property, Plant, and Equipment	1,267,000	6,000
Property, Plant and Equipment, Disposals	1,075,000	32,000
Gain (Loss) on Sale of Property Plant Equipment	192,000	(26,000)
Depreciation	864,000	948,000
Operating Leases, Rent Expense	367,000	341,000
Hilton Head Market (Member)
Proceeds from Sale of Property, Plant, and Equipment	612,000
Property, Plant and Equipment, Disposals	592,000
Gain (Loss) on Sale of Property Plant Equipment	20,000
Monthly Expense on ATM Machines [Member]
Operating Leases, Rent Expense		$ 16,000